Restructuring, Impairment and Plant Closing and Transition Costs - Schedule of Accrued Liabilities by Year of Initiatives (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Accrued liabilities by initiatives
Accrued liabilities	$ 5	$ 8
2018 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities	4	4
2020 initiatives
Accrued liabilities by initiatives
Accrued liabilities	0	3
2022 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 1	$ 1